Equity Incentive Plans (Details) - USD ($) $ / shares in Units, $ in Thousands			1 Months Ended	3 Months Ended	6 Months Ended
	May 31, 2023	Mar. 31, 2023	Nov. 30, 2022	Mar. 31, 2024	Mar. 31, 2024	Mar. 31, 2023
Equity Incentive Plans [Line Items]
Shares of common stock				2,290,183	2,290,183
Fair market value percentage					85.00%
Restrticed stock units shares	10,000,000	10,000,000	10,000,000		1,000,000
Forfeited shares						670,000
Common stock warrants				400,000	400,000
Stock based compensation expense (in Dollars)				$ 2,242		$ 3,706
Unrecognized compensation expense (in Dollars)					$ 1,911
Weighted-average period					2 years
Aggregate intrinsic value of stock options outstanding (in Dollars)				3,626	$ 3,626
Stock options exercisable (in Dollars)				$ 3,626	3,626
Total intrinsic value (in Dollars)					1,938	0
Fair value of options vested (in Dollars)					$ 1,221	$ 1,887
Weighted-average grant date fair value of options (in Dollars per share)					$ 3.5	$ 3.58
Restricted Stock Units (RSUs) [Member]
Equity Incentive Plans [Line Items]
Restrticed stock units shares			5,000,000
Forfeited shares			10,000,000
Common stock warrants			1,000,000
Stock based compensation expense (in Dollars)					$ 11,846
Unrecognized compensation expense (in Dollars)					$ 33,946
Weighted-average period					3 years 9 months 18 days
Stock Options [Member]
Equity Incentive Plans [Line Items]
Stock option shares					474,313
Class A Common Stock [Member]
Equity Incentive Plans [Line Items]
Common stock warrants		300,000				300,000
Class A Common Stock [Member] | Stock Options [Member]
Equity Incentive Plans [Line Items]
Stock option shares					198,115
2023 Equity Incentive Plan [Member]
Equity Incentive Plans [Line Items]
Shares of common stock				2,290,183	2,290,183
2023 Employee Stock Purchase Plan [Member]
Equity Incentive Plans [Line Items]
Shares of common stock				858,935	858,935